Subordinated liabilities (Tables)	6 Months Ended
Jun. 30, 2018
Subordinated liabilities.
Schedule of subordinated liabilities

	At 30 June	At 31 Dec
	2018	2017
	£m	£m

Preference shares	766	813
Preferred securities	3,649	3,690
Undated subordinated liabilities	577	565
Dated subordinated liabilities	12,645	12,854

Total subordinated liabilities	17,637	17,922